Loan Receivable - Third Party (Tables)	12 Months Ended
Dec. 31, 2024
Loan Receivable - Third Party [Abstract]
Schedule of Loan Receivable	Loan receivable – third party consisted of the following:
	As of December 31,
	2023	2024	2024
	S$	S$	$
Borrower A	—	2,621,944	1,919,151
Loan receivable – third party	—	2,621,944	1,919,151